EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments

17.	EQUITY METHOD INVESTMENTS

At December 31, 2023 and 2022, we have the following participation in investments that are recorded using the equity method:

	2023	2022
Avenir LNG Limited (“Avenir”)	23.5%	23.5%
Logística e Distribuição de Gás S.A. (“LOGAS”)	58.0%	—%
Egyptian Company for Gas Services S.A.E (“ECGS”)	50.0%	50.0%
Aqualung Carbon Capture AS (“Aqualung”)	4.4%	4.4%
MGAS Comercializadora de Gás Natural Ltda. (“MGAS”)	51.0%	—%
CoolCo	—%	8.3%
The carrying amounts of our equity method investments as of December 31, 2023 and 2022 are as follows:

(in thousands of $)	2023	2022
Avenir	35,729	41,790
LOGAS	9,261	—
ECGS	5,237	4,503
Aqualung	2,244	2,376
MGAS	1,511	—
CoolCo	—	55,439
Total equity method investments	53,982	104,108

The components of our equity method investments are as follows:

(in thousands of $)	2023	2022
Balance as of January 1,	104,108	52,215
Additions	9,678	129,662
Net (losses)/income	(2,520)	19,041
Guarantees	(751)	1,708
Employee stock compensation	—	127
Share of other comprehensive losses	(488)	(797)
Net proceeds from disposal	(56,045)	(97,848)
Balance as of December 31,	53,982	104,108

Avenir

In October 2018, Golar, Stolt-Nielsen Ltd. (“Stolt-Nielsen”) and Höegh LNG Holdings Limited (“Höegh”) entered into a joint $182.0 million investment in Avenir. Golar contributed $24.8 million in exchange for an initial shareholding of 25% of Avenir. The other shareholders, Höegh and Stolt-Nielsen held initial shareholdings of 25% and 50%, respectively. In November 2018, Avenir announced a private placement of 110 million new shares at a par value price of $1.00 per share. Stolt-Nielsen, Golar and Höegh subscribed for 49.5 million, 24.75 million and 24.75 million shares, respectively. Institutional and other professional investors had subscribed for the remaining 11 million shares. The ownership of Avenir held by Stolt-Nielsen, Golar and Höegh after the placement was diluted to 45%, 22.5% and 22.5%, respectively. As a result, Avenir has been considered as our equity method investment.

In March 2020, Avenir issued an equity shortfall notice of $45.0 million which was funded through issuance of additional shares at par value of $1.00 per share. As of December 31, 2023, and 2022, our $18.0 million commitment to Avenir was fully funded, resulting to a total investment of $42.75 million, representing a 23.5% ownership interest. When assessing the recoverability of the carrying value of our investment in Avenir, we considered factors including but not limited to our expectations of its current phase of operations and future charter demands.

LOGAS

LOGAS is based in Brazil and provides various services to businesses and local authorities including the distribution and transportation of compressed natural gas ("CNG"), compression and decompression of CNG, storage and distribution of LNG, and the purchase and sale of natural gas.

In October 2023, Macaw Brazil entered into an investment agreement to acquire a 58% ownership interest in LOGAS for BRL45.0 million (approximately $9.3 million) which completed in November 2023. We have a 58% majority voting interest in LOGAS compared to 42% voting interest held by the non-controlling interest. For so long as the LOGAS non-controlling interests hold at least 30% of voting shares of LOGAS, the LOGAS non-controlling interests have substantive participating rights that prevent us from controlling the significant operating and financial decisions made in LOGAS’ ordinary course of business. We consider that we have significant influence over the operating and financial policies of LOGAS.
ECGS

In December 2005, we entered into an agreement with the Egyptian Natural Gas Holding Company and HK Petroleum Services to establish a jointly owned company, ECGS, to develop operations in Egypt, particularly in hydrocarbon and LNG related areas.

In March 2006, we acquired 0.5 million common shares in ECGS at a subscription price of $1.00 per share. This represents a 50% interest in the voting rights of ECGS and in December 2011, ECGS called up its remaining share capital amounting to $7.5 million. Of this, we paid $3.75 million to maintain our 50% equity interest. ECGS does not have quoted market price because the company is not publicly traded. As ECGS is jointly owned and operated, we have adopted the equity method of accounting for our 50% investment in ECGS, as we consider we have joint control.

CoolCo

In January 2022, we entered into the Vessel SPA with CoolCo, as further described in note 14.1.

In November 2022, we sold 8.0 million of our CoolCo shares or 11.2% at NOK 130 per share for net consideration of $97.9 million, inclusive of $1.5 million fees. Concurrent with the sale of our CoolCo shares, CoolCo announced a private placement of 13.7 million new shares at NOK 130 per share which further diluted our interest in CoolCo. Following our sale of CoolCo shares and CoolCo’s issuance of new shares, our remaining equity holding in CoolCo was reduced to 4.5 million shares, or 8.3% as of December 31, 2022. This is a partial disposal of an entity in which we have retained the ability to exercise significant influence and the total gain on disposal of our interest in CoolCo of $0.4 million is included in the consolidated statement of operations line-item “Net income/(losses) from equity method investments”.

In March 2023, we sold 4.5 million shares of our CoolCo shares at NOK 130.00/$12.60 per share for net consideration of $56.1 million, inclusive of $0.1 million fees. Consequently, we reclassified the guarantees we continue to provide CoolCo and recognized in “Other current assets” and “Other non-current asset”. As of December 31, 2023, following the sale of our CoolCo shares, we retain one common share in CoolCo which is required by debt covenants relating to the guarantees we continue to provide CoolCo. The gain on disposal of $0.8 million is included in the consolidated statement of operations line-item “Net income/(losses) from equity method investments”.

Summarized unaudited financial information of our material equity method investments shown on a 100% basis are as follows:

	December 31, 2023
(in thousands of $)	ECGS	Avenir	LOGAS
Balance Sheet
Current assets	34,834	25,447	8,458
Non-current assets	72	264,124	8,462
Current liabilities	(22,925)	(39,182)	(1,846)
Non-current liabilities	(931)	(128,171)	(243)

Statement of Operations
Revenue	50,690	72,786	11,353
Net income/(loss)	881	(19,377)	1,876

	December 31, 2022
(in thousands of $)	CoolCo	ECGS	Avenir
Balance Sheet
Current assets	145,338	36,504	34,028
Non-current assets	1,912,723	97	270,177
Current liabilities	(278,589)	(25,501)	(69,509)
Non-current liabilities	(1,063,959)	(931)	(92,694)

Statement of Operations
Revenue	256,434	58,680	62,875
Net income/(loss)	110,744	713	(16,217)